Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2015
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2015, 2014 and 2013 for our insurance and HMO subsidiaries were as follows:

(Millions)	2015	2014	2013
Statutory net income	$2,186.2	$2,126.6	$1,750.1
Statutory capital and surplus	9,883.4	9,405.8	8,431.0